Loans and borrowings	6 Months Ended
Jun. 30, 2020
Loans and borrowings
Loans and borrowings

19.          Loans and borrowings

Loans and borrowings of the Group are presented in the table below.

(in thousands of Russian Roubles)

	June 30,	December 31,
	2020	2019
Long-term loans and borrowings:
Bank loan	1,270,275	4,064,501
Total	1,270,275	4,064,501
Current loans and borrowings:
Bank loan – current portion	3,327,102	1,064,554
Bank loan – interest	—	—
Total	3,327,102	1,064,554

Current portion of the Bank loan of RUB 3,327,102 thousand as of June 30, 2020 mostly represents tranches of our loan facility of RUB 5 billion obtained in May 2016 maturing in May 2021.

(a)	Bank loan

The Group’s loans and borrowings at June 30, 2020 are represented by a RUB 7 billion bank loan facility which is provided by a major state-owned bank PJSC ‘VTB Bank’. The bank loan amounting to RUB 5 billion was obtained by the Group in May 2016 to finance the acquisition of 100% ownership interest in HeadHunter from Mail.Ru Group Limited (LSE: MAIL). On October 5, 2017 the Group entered into a supplemental agreement which increased the amount of the bank loan facility from RUB 5 billion to RUB 7 billion and distributed RUB 2 billion to shareholders.

The major terms of the loan are as follows:

•	Interest rate: Central Bank of Russia Key Rate + 2%;
•	Ultimate maturity: October 2022;
•

Principal financial covenants: the ratio of net debt to EBITDA (as defined in the loan agreement), the ratio of EBITDA to interest expense, the minimum amount of revenue, and the minimum amount of cash sales.

As at June 30, 2020 the Group was compliant with all financial and other covenants per the loan agreement.

The loan is collateralized with shares of Headhunter FSU Limited, and participation interests in Headhunter LLC (Russia) and Zemenik LLC, the above-mentioned entities being key holding and operating entities of the Group.

The loan agreement includes various legal restrictions including change of control provisions, issuance of capital, restructuring, restrictions/consent on limits of shareholder distributions, and sale and purchase of assets.

The carrying amounts of the bank loan approximated their fair values at each reporting date.

(b)	Other loan

On March 13, 2019, the Group has fully repaid the loan of RUB 270 million which was obtained by the Group from an associate of the non-controlling shareholder.